Goldman Sachs Access Emerging Markets USD Bond ETF Investment Strategy - Goldman Sachs Access Emerging Markets USD Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Index is a rules-based index that is designed to measure the performance of investment grade and high yield bonds issued by emerging market governments or quasi-government entities denominated in U.S. dollars (“USD”) that meet certain liquidity criteria. As of November 30, 2025, there were 795 constituents in the Index and the Index had a weighted average maturity of 11.19 years. The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the sovereign, sovereign guaranteed and government-sponsored sectors of the FTSE Emerging Markets Broad Bond Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (“GSAM”). Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps. Step 1 In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. The Reference Index includes sovereign and quasi-sovereign debt issued in USD with a minimum of $500 million and $250 million outstanding, respectively, that is rated at least C by S&P Global Ratings (“S&P”) or Ca by Moody’s Investors Service, Inc. (“Moody’s”). Only constituents of the Reference Index that have a minimum issue equivalent of $500 million outstanding and from issuers with at least two eligible bonds outstanding are included in the Universe. Step 2 In the second step, the Index Provider applies a governance ranking to the Universe. Issuers are ranked by improvement or deterioration in governance based on the Worldwide Governance Indicators. Based on this ranking, the bottom 10% of issuing countries are reweighted so that their market capitalizations are reduced by half. Rankings of quasi-government bonds are based on the country of domicile. The weight of each country within the Universe is capped at 5%. A maturity bucketing process is used to approximate the average effective duration of the Reference Index. The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the governance factors. As of November 30, 2025, issuers from 56 emerging market countries were included in the Index. The majority of these countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. The countries included in the Index may change over time. The percentage of the portfolio exposed to any country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each country or geographic region at all times. The securities included in the Index include non-investment grade fixed income securities (commonly known as “junk bonds”). Non-investment grade fixed income securities in the Index are securities rated below BBB- by S&P or Baa3 by Moody’s. The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, governance characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated.